Financial Risk Management and Financial Instruments	6 Months Ended
Jun. 30, 2019
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Financial Risk Management and Financial Instruments

NOTE 4 - FINANCIAL RISK MANAGEMENT AND FINANCIAL INSTRUMENTS

The Company’s activities expose it to a variety of financial risks: market risk (including currency risk, fair value interest rate risk, cash flow interest rate risk and price risk), credit risk and liquidity risk. The interim financial statements do not include all financial risk management information and disclosures required in the annual financial statements; therefore, they should be read in conjunction with the Company’s annual financial statements as of December 31, 2018. There have been no significant changes in the risk management policies since the year end.